Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited)

March 31, 2025

	Shares/ Principal	Fair Value
Common Stocks - 98.3%
Aerospace & Defense - 0.5%
General Dynamics Corp.	278	$75,777
HEICO Corp., Class A	358	75,527
Lockheed Martin Corp.	371	165,730
Northrop Grumman Corp.	257	131,587
		448,621
Air Freight & Logistics - 0.0%†
FedEx Corp.	155	37,786

Automobile Components - 0.0%†
BorgWarner, Inc.	584	16,732

Automobiles - 2.8%
Tesla, Inc. *	9,262	2,400,340

Beverages - 0.3%
Coca-Cola Co. (The)	3,334	238,781

Biotechnology - 1.9%
AbbVie, Inc.	2,088	437,478
Amgen, Inc.	938	292,234
Gilead Sciences, Inc.	1,887	211,438
Incyte Corp. *	537	32,515
Natera, Inc. *	1,427	201,792
Neurocrine Biosciences, Inc. *	2,611	288,777
Regeneron Pharmaceuticals, Inc.	134	84,987
United Therapeutics Corp. *	295	90,940
		1,640,161
Broadline Retail - 5.3%
Amazon.com, Inc. *	21,886	4,164,030
Coupang, Inc. *	3,830	83,992
Etsy, Inc. *	1,923	90,727
MercadoLibre, Inc. *	155	302,385
		4,641,134
Building Products - 0.3%
Trane Technologies PLC	804	270,884

Capital Markets - 2.5%
Blackstone, Inc.	441	61,643
Charles Schwab Corp. (The)	3,140	245,799
Coinbase Global, Inc., Class A *	243	41,852
Intercontinental Exchange, Inc.	470	81,075
Moody's Corp.	1,438	669,662
Morgan Stanley	3,972	463,414
S&P Global, Inc.	1,182	600,574
		2,164,019
Chemicals - 0.1%
Ecolab, Inc.	309	78,338

Commercial Services & Supplies - 1.3%
Cintas Corp.	5,030	1,033,816
Waste Management, Inc.	263	60,887
		1,094,703
Communications Equipment - 0.8%
Arista Networks, Inc. *	2,926	226,706

	Shares/ Principal	Fair Value

Communications Equipment (continued)
Motorola Solutions, Inc.	1,138	$498,228
		724,934
Construction & Engineering - 0.5%
Comfort Systems USA, Inc.	948	305,569
MasTec, Inc. *	935	109,124
		414,693
Consumer Finance - 0.2%
American Express Co.	744	200,173

Consumer Staples Distribution & Retail - 3.1%
Costco Wholesale Corp.	2,088	1,974,788
Walmart, Inc.	8,673	761,403
		2,736,191
Containers & Packaging - 0.4%
Packaging Corp. of America	1,612	319,208

Electrical Equipment - 0.4%
Eaton Corp. PLC	1,209	328,642

Electronic Equipment, Instruments & Components - 1.2%
Amphenol Corp., Class A	9,263	607,560
Badger Meter, Inc.	470	89,418
Coherent Corp. *	1,557	101,112
Flex Ltd. *	6,215	205,592
Insight Enterprises, Inc. *	201	30,148
TD SYNNEX Corp.	146	15,178
		1,049,008
Entertainment - 2.1%
Electronic Arts, Inc.	384	55,496
Netflix, Inc. *	1,709	1,593,694
ROBLOX Corp., Class A *	1,089	63,478
Spotify Technology SA *	150	82,504
		1,795,172
Financial Services - 4.4%
Block, Inc. *	501	27,219
Fiserv, Inc. *	355	78,395
Mastercard, Inc., Class A	2,731	1,496,916
Visa, Inc., Class A	6,309	2,211,052
		3,813,582
Ground Transportation - 0.7%
Uber Technologies, Inc. *	8,704	634,173

Health Care Equipment & Supplies - 1.6%
Align Technology, Inc. *	81	12,868
Boston Scientific Corp. *	6,590	664,799
Dexcom, Inc. *	1,152	78,670
Edwards Lifesciences Corp. *	228	16,525
Insulet Corp. *	88	23,110
Intuitive Surgical, Inc. *	1,053	521,519
Stryker Corp.	303	112,792
		1,430,283

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited)

March 31, 2025

	Shares/ Principal	Fair Value

Health Care Providers & Services - 0.6%
Centene Corp. *	1,837	$111,524
Encompass Health Corp.	451	45,677
UnitedHealth Group, Inc.	599	313,726
Universal Health Services, Inc., Class B	374	70,275
		541,202
Health Care Technology - 0.1%
Doximity, Inc., Class A *	144	8,356
Veeva Systems, Inc., Class A *	497	115,120
		123,476
Hotels, Restaurants & Leisure - 2.7%
Booking Holdings, Inc.	323	1,488,032
Chipotle Mexican Grill, Inc. *	2,527	126,881
DoorDash, Inc., Class A *	4,190	765,806
		2,380,719
Household Durables - 0.5%
Garmin Ltd.	1,128	244,923
NVR, Inc. *	14	101,421
Taylor Morrison Home Corp. *	1,566	94,023
		440,367
Household Products - 0.3%
Colgate-Palmolive Co.	2,379	222,912

Insurance - 1.0%
Progressive Corp. (The)	2,476	700,733
Travelers Cos., Inc. (The)	647	171,105
		871,838
Interactive Media & Services - 9.8%
Alphabet, Inc., Class A	11,011	1,702,741
Alphabet, Inc., Class C	15,430	2,410,629
Meta Platforms, Inc., Class A	7,205	4,152,674
Pinterest, Inc., Class A *	5,571	172,701
Snap, Inc., Class A *	5,172	45,048
		8,483,793
IT Services - 0.9%
Accenture PLC, Class A	1,729	539,517
Cloudflare, Inc., Class A *	94	10,593
GoDaddy, Inc., Class A *	704	126,819
MongoDB, Inc. *	77	13,506
Snowflake, Inc., Class A *	577	84,334
		774,769
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.	233	115,941

Machinery - 0.5%
Parker-Hannifin Corp.	659	400,573

Media - 0.2%
Comcast Corp., Class A	4,062	149,888
Trade Desk, Inc. (The), Class A *	748	40,930
		190,818
Metals & Mining - 0.0%†
Freeport-McMoRan, Inc.	578	21,883

	Shares/ Principal	Fair Value

Oil, Gas & Consumable Fuels - 0.4%
Targa Resources Corp.	1,772	$355,233

Passenger Airlines - 0.1%
Delta Air Lines, Inc.	1,431	62,392

Pharmaceuticals - 4.2%
Eli Lilly & Co.	2,981	2,462,038
Merck & Co., Inc.	12,103	1,086,365
Zoetis, Inc.	583	95,991
		3,644,394
Retail REITs - 0.2%
Simon Property Group, Inc.	818	135,853

Semiconductors & Semiconductor Equipment - 15.4%
Advanced Micro Devices, Inc. *	14,733	1,513,668
Applied Materials, Inc.	3,356	487,023
Broadcom, Inc.	21,470	3,594,722
KLA Corp.	85	57,783
Lam Research Corp.	9,642	700,973
Marvell Technology, Inc.	5,359	329,954
Monolithic Power Systems, Inc.	160	92,797
NVIDIA Corp.	50,502	5,473,407
Onto Innovation, Inc. *	643	78,021
QUALCOMM, Inc.	6,095	936,253
Rambus, Inc. *	2,867	148,439
		13,413,040
Software - 17.8%
Adobe, Inc. *	2,321	890,173
AppLovin Corp., Class A *	981	259,936
Atlassian Corp., Class A *	530	112,471
Autodesk, Inc. *	1,910	500,038
Cadence Design Systems, Inc. *	1,409	358,351
Datadog, Inc., Class A *	1,315	130,461
Elastic NV *	1,357	120,909
Fair Isaac Corp. *	178	328,260
Fortinet, Inc. *	6,466	622,417
HubSpot, Inc. *	313	178,814
Intuit, Inc.	728	446,985
Microsoft Corp.	19,502	7,320,856
Oracle Corp.	5,013	700,867
Palantir Technologies, Inc., Class A *	6,865	579,406
Palo Alto Networks, Inc. *	1,712	292,136
SailPoint, Inc. *	1,013	18,994
Salesforce, Inc.	4,858	1,303,693
ServiceNow, Inc. *	1,381	1,099,469
Synopsys, Inc. *	235	100,780
Workday, Inc., Class A *	372	86,873
		15,451,889
Specialized REITs - 0.3%
Equinix, Inc.	133	108,441
Iron Mountain, Inc.	1,491	128,286
		236,727

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited)

March 31, 2025

	Shares/ Principal	Fair Value

Specialty Retail - 2.6%
Home Depot, Inc. (The)	3,678	$1,347,950
Lithia Motors, Inc.	42	12,329
O'Reilly Automotive, Inc. *	16	22,921
TJX Cos., Inc. (The)	7,065	860,517
		2,243,717
Technology Hardware, Storage & Peripherals - 10.0%
Apple, Inc.	39,091	8,683,284
Dell Technologies, Inc., Class C	106	9,662
Pure Storage, Inc., Class A *	936	41,436
		8,734,382
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp. *	355	39,693
Lululemon Athletica, Inc. *	189	53,498
Ralph Lauren Corp.	436	96,243
		189,434
Tobacco - 0.0%†
Philip Morris International, Inc.	123	19,524
Total Common Stocks
(Cost - $57,757,919)		85,532,434
Short-Term Investments - 1.7%
Money Market Funds - 1.7%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.23%(a) (Cost - $1,484,768)	1,484,768	1,484,768
Total Short-Term Investments (Cost - $1,484,768)		1,484,768
Total Investments - 100.0%
(Cost - $59,242,687)		$87,017,202
Other Assets Less Liabilities - Net 0.0%†		36,908
Total Net Assets - 100.0%		$87,054,110

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	The rate shown is the annualized seven-day yield at period end.

PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited)

March 31, 2025

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
NASDAQ 100 E-Mini Future	Goldman Sachs & Co.	4	6/20/2025	$1,555,160	$(52,718)